Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Accounts receivable	$ 52,368	$ 50,698
Less: allowance for doubtful accounts	(4,391)	(4,793)	(2,223)
Accounts receivable, net	$ 47,977	$ 45,905